Note 9 - Industry Segment Data - Segment Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019
Revenue from Contract with Customer, Including Assessed Tax	$ 32,980,607	$ 28,150,817	$ 39,995,580	$ 40,975,320	$ 42,203,066	$ 43,326,080	$ 53,432,029	$ 48,193,318	$ 142,102,324	$ 187,154,493
Operating profit (loss)									(6,857,462)	6,383,442
Interest expense									(4,806)	(17,546)
Interest and other income									19,260	440,503
TOTAL EARNINGS (LOSS) BEFORE INCOME TAXES									(6,838,202)	6,823,945
Identifiable assets	77,344,088				86,601,982				77,344,088	86,601,982
Depreciation									1,524,961	1,340,492
Capital expenditures									4,935,361	807,989
Coil [Member]
Revenue from Contract with Customer, Including Assessed Tax									99,762,892	124,555,478
Tubular [Member]
Revenue from Contract with Customer, Including Assessed Tax									42,339,432	62,599,015
Operating Segments [Member]
Operating profit (loss)									(4,312,213)	8,743,267
Identifiable assets	59,553,967				74,623,960				59,553,967	74,623,960
Operating Segments [Member] | Coil [Member]
Revenue from Contract with Customer, Including Assessed Tax									99,762,892	124,555,478
Operating profit (loss)									1,252,669	6,414,396
Identifiable assets	35,894,510				43,104,205				35,894,510	43,104,205
Depreciation									836,730	551,241
Capital expenditures									4,060,911	396,299
Operating Segments [Member] | Tubular [Member]
Revenue from Contract with Customer, Including Assessed Tax									42,339,432	62,599,015
Operating profit (loss)									(5,564,882)	2,328,871
Identifiable assets	23,659,457				31,519,755				23,659,457	31,519,755
Depreciation									675,048	782,327
Capital expenditures									841,817	377,400
Corporate, Non-Segment [Member]
General corporate expenses									(2,540,443)	(2,342,279)
Identifiable assets	$ 17,790,121				$ 11,978,022				17,790,121	11,978,022
Depreciation									13,183	6,924
Capital expenditures									$ 32,633	$ 34,290